May 26, 2009

Delivered by electronic submission via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E., Mail Stop 3030

Washington, DC  20549

Attn:                    Jay E. Ingram

Re:	Precision Optics Corporation, Inc.
Registration Statement on Form S-1
File No. 333-156258

Dear Mr. Ingram:

I am the Chief Executive Officer of Precision Optics Corporation, Inc. (the “Company”). In response to comments received from the staff of the Securities and Exchange Commission (the “Staff”) in their letter dated April 27, 2009, the Company acknowledges that:

•                  should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Regards,

/s/ Richard E. Forkey
Richard E. Forkey
Chief Executive Officer
Precision Optics Corporation, Inc.